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Re:	Rudolph Technologies, Inc. Joint Proxy Statement/Prospectus on Amendment No. 1 to Form S-4 Filed December 12, 2005 File No. 333-127371

Dear Mr. Mancuso:

On behalf of Rudolph Technologies, Inc. (“Rudolph”) in connection with the above captioned Joint Proxy Statement/Prospectus on Form S-4 (the “Proxy Statement”), we are responding to the Staff’s comment letter dated December 22, 2005 (the “Comment Letter”).

For the convenience of the Staff, we have transcribed each of the comments being addressed. The number for each comment and related response below corresponds to the number for each comment that appears in the Comment Letter. Capitalized terms used but not defined have the meanings ascribed to these terms in the Proxy Statement. References to page numbers in the text of the responses herein are to page numbers in the marked version of the Proxy Statement being delivered to you concurrently herewith.

Did Rudolph’s board obtain a fairness opinion, page 3

1.	Please revise this section to clarify, if true, that the opinion assumes that you will pay $60 million of the merger consideration in cash.

Response: Page 3 of the Proxy Statement has been revised in response to the Staff’s comment.

What do I need to do to make an election, page 7

2.	We note your response to prior comment 4, however, your disclosure in this section and under “Election Procedures” on page 115 indicates that is possible that the election could be exercised by August’s shareholders after their vote on the merger. As such, it is unclear how Situation B set forth in Release No. 33-5927 is applicable.

    December 29, 2005

Response: Pages 8 and 119 of the Proxy Statement have been revised to clarify that the election deadline will be no later than the date of the special meetings of August Technology’s shareholders and Rudolph’s stockholders.

What are the United States federal income tax consequences, page 9

3.	We note your response to comment 7. However, contractual arrangements that you have made as part of your merger agreement are separate from your obligation to provide the disclosure and related opinion required by Item 4(a)(6) of Form S-4 and Item 601(b)(8) of Regulation S-K. Also, you should fully disclose uncertainties as described in previous comment 7. Therefore, we reissue the comment.

Response: Pages 9 and 108 of the Proxy Statement have been revised to reflect the Staff’s comment.

Merger Consideration, page 15

4.	We note the disclosure you added in response to comment 10. If you structured the consideration formula to provide August shareholders value equal to $10.50 as of June 27, 2005, please expand your description accordingly.

Response: Page 15 of the Proxy Statement has been revised in response to the Staff’s comment.

Background of the Merger, page 63

5.	Please disclose the merger consideration agreed upon in the merger agreement entered into by August Technology with Nanometrics on January 20, 2005.

Response: Page 66 of the Proxy Statement has been revised in response to the Staff’s comment.

6.	We note your revisions on page 65 in response to comment 11. With a view toward clarified disclosure, please tell us the earnings multiples of you, August, KLA and the other companies that were the basis of the board’s analysis.

Response: The Proxy Statement has been revised to clarify that the relevant multiples were multiples of revenues, not earnings, and these multiples have been added to the disclosure.

7.

We note the disclosure added in response to prior comment 20. Please expand your disclosure to provide greater detail on why August Technology’s board of directors concluded that August Technology was unable to terminate the Nanometrics merger agreement without Nanometrics’ consent. For example, indicate how the board factored

    December 29, 2005

the lack of progress on integration issues into that conclusion and what other specific reasons supported that conclusion.

Response: Page 80 of the Proxy Statement has been revised to reflect the Staff’s comment.

8.	We note your response to comment 24. If the shares you are offering are accompanied by shareholder rights, please register those rights and provide an opinion regarding whether the rights are binding obligations of the registrant under the state law governing the rights.

Response: The Registration Statement on Form S-4 of which the Proxy Statement forms a part (the “Registration Statement”), has been revised to register the preferred share purchase rights attached to the shares of common stock being registered thereunder. We are further considering the opinion requested by the Staff.

9.	We note your response to comment 25. However, your background discussion includes references to several reports and opinions that you do not address in your response. For example, we note the reference to Needham’s February 4 report on page 67 and the opinions of counsel mentioned on pages 68 and 75. Therefore, we reissue the comment. Also, please include all required consents.

Response: The Proxy Statement has been revised to add additional detail regarding the analyses presented by Needham & Company to August Technology’s board of directors on February 4, February 11 and April 22. With respect to the references to legal counsel on pages 68 and 75 of the Proxy Statement, no opinions of legal counsel were issued by such legal counsel.

10.	Regarding the second paragraph to your response to comment 25, it is unclear how investors can evaluate your disclosure about the Needham & Company opinion of the Rudolph consideration without full disclosure about its conclusions regarding the Nanometrics transaction and the basis for those conclusions.

Response: The Proxy Statement has been revised to add additional detail relating to the proposed Nanometrics transaction in the discussions of the analyses presented by Needham & Company to the August Technology board on February 4, February 11 and April 22.

Events After Execution of the Rudolph/August Technology Merger Agreement, page 79

11.	Please briefly indicate what material changes to the merger agreement were effected by Amendment No. 1 to the merger agreement entered into on December 8, 2005.

Response: Page 83 of the Proxy Statement has been revised in response to the Staff’s comment.

    December 29, 2005

12.	With a view toward disclosure, please provide us with an update regarding the communications or other actions with respect to KLA’s indicated interest in acquiring August Technology.

Response: Page 82 of the Proxy Statement has been revised in response to the Staff’s comment.

Recommendations of August Technology’s Board of Directors, page 82

13.	Please disclose your response to comment 28.

Response: Page 81 of the Proxy Statement has been revised in response to the Staff’s comment.

Opinion of Rudolph’s Financial Advisor, page 86

14.	We note the reference on page D-1 regarding the financial advisor’s previous advice regarding your rights plan. Please tell us why you did not discuss in this section that relationship and the related compensation.

Response: Page 96 of the Proxy Statement has been revised to disclose Piper Jaffray’s advice to Rudolph’s board of directors in connection with the board’s consideration of a shareholders rights plan. Rudolph supplementally advises the Staff that Piper Jaffray did not receive any compensation in connection with this advice.

Historical Exchange Ratio Analysis, page 88

15.	Please provide a brief explanation so that it is clear to your shareholders why the implied premium in the last row of the last table on page 88 differs from the implied premium in the last table on page 89.

Response: Pages 91 and 92 of the Proxy Statement have been revised to reflect the Staff’s comment.

Opinion of August Technology’s Financial Advisor, page 93

16.	Please disclose your response to previous comment 36.

Response: Page 103 of the Proxy Statement has been revised in response to the Staff’s comment.

17.	Please revise your disclosure in the lead-in paragraph to the table at the top of page 97 to clarify how the implied stock ratios in the last column were calculated.

Response: Page 100 of the Proxy Statement has been revised in response to the Staff’s comment.

    December 29, 2005

18.	Please quantify 1.5% of the “aggregate transaction value” mention on page 100.

Response: Page 103 of the Proxy Statement has been revised in response to the Staff’s comment.

Litigation, page 109

19.	Please explain the factual basis alleged to underlie the proceedings. Also disclose any monetary relief sought.

Response: Pages 112 and 113 of the Proxy Statement have been revised in response to the Staff’s comment.

Conditions to Obligations to Complete the Merger, page 128

20.	We note your response to the last sentence of comment 46. However, it remains unclear how waiver of the remaining conditions would never result in a need to resolicit proxies. For example, we note you can waive the condition regarding the occurrence of a material adverse event.

Response: We note that pages 8 and 120 of the Proxy Statement indicate that Rudolph will issue a press release if any of the material conditions to completion of the merger are amended or waived prior to their respective special meetings.

Rudolph supplementally advises the Staff that both Rudolph and August Technology will resolicit proxies if any material conditions to completion of the merger are amended or waived following their respective special meetings.

Undertakings

21.	Please use the current version of required undertakings.

Response: The Registration Statement has been revised to reflect the Staff’s comment.

Exhibits

22.	We note your response to prior comment 50. It remains unclear how you concluded that the agreements are not material given the circumstances of your transaction.

Response: In adopting Release Nos. 33-8400 and 34-4924, “Final Rule: Additional Form 8-K Disclosure Requirements and Acceleration of Filing Date” (the “Adopting Release”), the Commission noted that the disclosure requirements of Item 601(b)(10) of Regulation S-K parallel the disclosure requirements of newly adopted Item 1.01 of Form 8-K. The Commission went on to state in footnote 39 of the Adopting Release with regard to the additional Form 8-K disclosure requirements that:

    December 29, 2005

“… if a company enters into a non-binding letter of intent or memorandum of understanding that also contains some binding, but non-material elements, such as a confidentiality agreement or a no-shop agreement, the letter or memorandum does not need to be filed because the binding provisions are not material.” (emphasis added)

Accordingly, given the Commission’s position in the Adopting Release that a confidentiality agreement is not a material agreement for purposes of Item 1.01 of Form 8-K, Rudolph concluded that the confidentiality agreements noted by the Staff in prior comment 50 were not material for purposes of Item 601(b)(10) of Item S-K.

However, to address the Staff’s concern, we have revised the disclosure on page 78 of the Proxy Statement to include the language of the standstill provision contained in these confidentiality agreements.

23.	We reissue the last sentence of comment 49. The agreement mentioned in Item 601(b)(2) of Regulation S-K should not be conditioned on confidentiality.

Response: The Registration Statement has been amended to delete the reference to confidentiality.

Exhibit 5.1

24.	Given the limitation in the first paragraph on page 2 that your counsel is opining “only as to the validity of the Shares under the General Corporation Law of the State of Delaware,” please have your counsel confirm to us in writing, and file their written confirmation as correspondence on the EDGAR system, that they concur with our understanding that the reference and limitation to “the General Corporation Law of the State of Delaware” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. Please see Section VIII, part 14 of the Current Issues Outline available at http://www.sec.gov/pdf/cfcr112k.pdf.

Response: We confirm that we concur with your understanding that the reference and limitation to the “General Corporation Law of the State of Delaware” in our opinion, filed as Exhibit 5.1 to the Registration Statement, includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

25.	Please tell us the nature of the proceedings mentioned in clause (ii) of paragraph two and why assumptions regarding those proceedings are necessary for the opinion given.

Response: The proceedings mentioned in clause (ii) are those taken and proposed to be taken by Rudolph in connection with the authorization, issuance and sale of its common stock in connection with the merger, such as board resolutions, stockholder approval of the issuance of its common stock and NASDAQ and SEC filings. These proceedings will not have been completed as of the date the opinion is filed as an exhibit to the Registration Statement and, accordingly, it is necessary to assume that these proceedings will be taken in a timely manner.

26.	Given the date limitation in the fourth paragraph, please have your counsel update the opinion prior to the time you request acceleration of the effective date of the registration.

    December 29, 2005

Response: An updated legal opinion has been filed as Exhibit 5.1 to the Registration Statement.

Exhibits 8.1 and 8.2

27.	You should not file legal opinions that assume conclusions of law that are a necessary requirement for the opinion given. We note the assumption regarding due execution and delivery of documents. Please tell us the nature of the documents that are the subject of this assumption and why the assumption is necessary and appropriate for the opinions given.

Response: Exhibits 8.1 and 8.2 to the Registration Statement have been revised in response to the Staff’s comment.

* * *

We appreciate your review of this information. If you have any questions or comments, please feel free to contact me at (212) 906-1215. Thank you very much for your consideration in this matter.

Very truly yours,

/S/ DAVID M. SCHWARTZBAUM

David M. Schwartzbaum

cc:	Paul F. McLaughlin
Thomas R. King, Esq.
Robert K. Ranum, Esq.